Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018
Class M & Investor Prospectus | BNY Mellon Large Cap Stock Fund | Class M Shares
Prospectus:
Trading Symbol	MPLCX
Class M & Investor Prospectus | BNY Mellon Large Cap Stock Fund | Investor Shares
Prospectus:
Trading Symbol	MILCX
Class M & Investor Prospectus | BNY Mellon Large Cap Market Opportunities Fund | Class M Shares
Prospectus:
Trading Symbol	MMOMX
Class M & Investor Prospectus | BNY Mellon Large Cap Market Opportunities Fund | Investor Shares
Prospectus:
Trading Symbol	MMOIX
Class M & Investor Prospectus | BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MTSMX
Class M & Investor Prospectus | BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MTSIX
Class M & Investor Prospectus | BNY Mellon Income Stock Fund | Class M Shares
Prospectus:
Trading Symbol	MPISX
Class M & Investor Prospectus | BNY Mellon Income Stock Fund | Investor Shares
Prospectus:
Trading Symbol	MIISX
Class M & Investor Prospectus | BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MPMCX
Class M & Investor Prospectus | BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MIMSX
Class M & Investor Prospectus | BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MPSSX
Class M & Investor Prospectus | BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MISCX
Class M & Investor Prospectus | BNY Mellon Focused Equity Opportunities Fund | Class M Shares
Prospectus:
Trading Symbol	MFOMX
Class M & Investor Prospectus | BNY Mellon Focused Equity Opportunities Fund | Investor Shares
Prospectus:
Trading Symbol	MFOIX
Class M & Investor Prospectus | BNY Mellon Small/Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MMCMX
Class M & Investor Prospectus | BNY Mellon Small/Mid Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MMCIX
Class M & Investor Prospectus | BNY Mellon International Fund | Class M Shares
Prospectus:
Trading Symbol	MPITX
Class M & Investor Prospectus | BNY Mellon International Fund | Investor Shares
Prospectus:
Trading Symbol	MIINX
Class M & Investor Prospectus | BNY Mellon Emerging Markets Fund | Class M Shares
Prospectus:
Trading Symbol	MEMKX
Class M & Investor Prospectus | BNY Mellon Emerging Markets Fund | Investor Shares
Prospectus:
Trading Symbol	MIEGX
Class M & Investor Prospectus | BNY Mellon International Appreciation Fund | Class M
Prospectus:
Trading Symbol	MPPMX
Class M & Investor Prospectus | BNY Mellon International Appreciation Fund | Investor Shares
Prospectus:
Trading Symbol	MARIX
Class M & Investor Prospectus | BNY Mellon International Equity Income Fund | Class M
Prospectus:
Trading Symbol	MLIMX
Class M & Investor Prospectus | BNY Mellon International Equity Income Fund | Investor
Prospectus:
Trading Symbol	MLIIX
Class M & Investor Prospectus | BNY Mellon Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPBFX
Class M & Investor Prospectus | BNY Mellon Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MIBDX
Class M & Investor Prospectus | BNY Mellon Intermediate Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPIBX
Class M & Investor Prospectus | BNY Mellon Intermediate Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MIIDX
Class M & Investor Prospectus | BNY Mellon Corporate Bond Fund | Class M Shares
Prospectus:
Trading Symbol	BYMMX
Class M & Investor Prospectus | BNY Mellon Corporate Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BYMIX
Class M & Investor Prospectus | BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Prospectus:
Trading Symbol	MPSUX
Class M & Investor Prospectus | BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Prospectus:
Trading Symbol	MISTX
Class M & Investor Prospectus | BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPNIX
Class M & Investor Prospectus | BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MINMX
Class M & Investor Prospectus | BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPSTX
Class M & Investor Prospectus | BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MINSX
Class M & Investor Prospectus | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPPIX
Class M & Investor Prospectus | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MIPAX
Class M & Investor Prospectus | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MMBMX
Class M & Investor Prospectus | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MMBIX
Class M & Investor Prospectus | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Prospectus:
Trading Symbol	MNYMX
Class M & Investor Prospectus | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MNYIX
Class M & Investor Prospectus | BNY Mellon Municipal Opportunities Fund | Class M
Prospectus:
Trading Symbol	MOTMX
Class M & Investor Prospectus | BNY Mellon Municipal Opportunities Fund | Investor
Prospectus:
Trading Symbol	MOTIX
Class M & Investor Prospectus | BNY Mellon Asset Allocation Fund | Class M Shares
Prospectus:
Trading Symbol	MPBLX
Class M & Investor Prospectus | BNY Mellon Asset Allocation Fund | Investor Shares
Prospectus:
Trading Symbol	MIBLX
Class M & Investor Prospectus | BNY Mellon Government Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MLMXX
Class M & Investor Prospectus | BNY Mellon Government Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MLOXX
Class M & Investor Prospectus | BNY Mellon National Municipal Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MOMXX
Class M & Investor Prospectus | BNY Mellon National Municipal Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MNTXX
Investor Shares Prospectus | BNY Mellon Government Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MLOXX
Investor Shares Prospectus | BNY Mellon National Municipal Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MNTXX
Class A, C, I, Y Prospectus | BNY Mellon Income Stock Fund | Class Y
Prospectus:
Trading Symbol	BMIYX
Class A, C, I, Y Prospectus | BNY Mellon Income Stock Fund | Class A
Prospectus:
Trading Symbol	BMIAX
Class A, C, I, Y Prospectus | BNY Mellon Income Stock Fund | Class C
Prospectus:
Trading Symbol	BMISX
Class A, C, I, Y Prospectus | BNY Mellon Income Stock Fund | Class I
Prospectus:
Trading Symbol	BMIIX